Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
The Board of Directors approved the Consolidated Financial Statements on March 29, 2018.  Management has performed an evaluation of subsequent events through that date.  As at March 29, 2018, there are no relevant subsequent events.